Cover Page DEI Document	Oct. 21, 2026
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	Crown Castle Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-16441
Entity Tax Identification Number	76-0470458
Entity Address, Address Line One	8020 Katy Freeway
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	713
Local Phone Number	570-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001051470
Amendment Flag	false
New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CCI
Security Exchange Name	NYSE